PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS Other Post employment Benefit Plans (Details) - Other Postretirement Benefits Plan [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.21%	3.10%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.20%	4.23%	3.54%
Defined Benefit Plan, Health Care Cost Trend Rate Assumed To Calculate Net Periodic Benefit Cost, Next Fiscal Year		7.15%	6.52%
Defined Benefit Plan Ultimate Health Care Cost Trend Rate To Calculate Net Period Benefit Cost		5.00%	5.00%
Dow Pension Plans [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Year Health Care Cost Trend Rate Reaches Ultimate Trend Rate		2025	2025
DuPont Other Postretirement Benefit Plans [Domain]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Year Health Care Cost Trend Rate Reaches Ultimate Trend Rate		2028	2023